SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Financial Information for Reportable Segments

The table below presents financial information for our reportable segments and reconciles total segment Adjusted EBITDA to Loss from continuing operations before income taxes:

	Year ended December 31,
	2018	2017	2016
Revenues
New Zealand	$556,410	$520,042	$488,969
Bolivia	240,941	258,438	275,514
Unallocated Corporate & Eliminations	824	420	565

Total revenues	$798,175	$778,900	$765,048

Adjusted EBITDA
New Zealand	$90,396	$85,307	$80,923
Bolivia	65,531	76,522	81,577

Equity-based compensation	(5,856)	(2,853)	(2,706)
Acquisition and other nonrecurring costs	(4,002)	(5,765)	(4,225)
Depreciation, amortization and accretion	(111,889)	(106,909)	(105,456)
Loss on disposal and abandonment of assets	(1,346)	(682)	(609)
Interest expense	(45,913)	(59,754)	(69,055)
Change in fair value of warrant liability	6,361	9,053	—
Debt modification and extinguishment costs	(4,192)	(6,689)	(3,802)
Other, net	(4,682)	1,329	(1,765)
Unallocated Corporate & Eliminations	(11,249)	(11,436)	(7,805)

Loss from continuing operations before income taxes	$(26,841)	$(21,877)	$(32,923)

Depreciation, amortization and accretion
New Zealand	$66,160	$60,805	$59,436
Bolivia	45,107	45,925	45,981
Unallocated Corporate & Eliminations	622	179	39

Total depreciation, amortization and accretion	$111,889	$106,909	$105,456

Capital expenditures
New Zealand	$53,085	$53,904	$50,874
Bolivia	29,659	37,215	56,342
Unallocated Corporate & Eliminations	180	1,233	564

Total capital expenditures	$82,924	$92,352	$107,780

Total assets
New Zealand	$440,385	$432,932
Bolivia	278,656	292,189
Unallocated Corporate & Eliminations	9,241	35,917

Total assets	$728,282	$761,038

Schedule of Revenues By Product or Service

The table below presents total revenues by product or service type for the years ended December 31, 2018, 2017 and 2016:

	New Zealand	Bolivia	Unallocated Corporate & Eliminations	Total
Year ended December 31, 2018
Wireless service revenues	$265,947	$234,380	$—	$500,327
Wireline service revenues	61,804	—	—	61,804
Equipment sales	217,015	4,595	—	221,610
Non-subscriber ILD and other revenues	11,644	1,966	824	14,434

Total revenues	$556,410	$240,941	$824	$798,175

Year ended December 31, 2017
Wireless service revenues	$274,168	$252,031	$—	$526,199
Wireline service revenues	57,131	—	—	57,131
Equipment sales	175,096	3,740	—	178,836
Non-subscriber ILD and other revenues	13,647	2,667	420	16,734

Total revenues	$520,042	$258,438	$420	$778,900

Year ended December 31, 2016
Wireless service revenues	$259,206	$265,534	$—	$524,740
Wireline service revenues	43,397	—	—	43,397
Equipment sales	173,150	5,622	—	178,772
Non-subscriber ILD and other revenues	13,216	4,358	565	18,139

Total revenues	$488,969	$275,514	$565	$765,048